Offerings - Offering: 1	Apr. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	19,436,278
Proposed Maximum Offering Price per Unit	0.5485
Maximum Aggregate Offering Price	$ 10,660,798.49
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,472.26
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”), based upon the laverage of the high and low prices of the registrant’s common stock as reported on Nasdaq Capital Market on April 7, 2026.

Pursuant to Rule 416 under the Securities Act, the shares of common stock offered hereby also include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.

Represents (i) the resale of (i) 490,197 Common Shares, (ii) 5,882,353 Pre-Funded Warrant Shares issuable upon exercise of Pre-Funded Warrants, (iii) up to 6,372,550 Series A-1 Warrant Shares issuable upon exercise of the Series A-1 Warrants, (iv) up to 6,372,550 Series A-2 Warrant Shares issuable upon exercise of Series A-2 Warrants, and (v) up to 318,628 Placement Agent Warrant Shares issuable upon exercise of the Placement Agent Warrants.